Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the period	$ (116,420,462)	$ (11,403,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	4,850,812	1,556,056
Share-based compensation	16,283,229	1,933,403
Non-cash portion interest expense	58,815	36,621
Amortization on right-of-use assets	788,799	528,220
Change in fair value of warrants	(2,365,895)	(21,010,500)
Change in fair value of contingent consideration	(1,922,381)
Changes in operating assets and liabilities:
Accounts receivable	(674,981)	(2,935,399)
Prepaid expenses and other	(4,990,778)	(9,500,432)
Accounts payable and accrued liabilities	9,612,728	7,996,298
Deferred revenue	5,963,272	1,010,605
Deferred taxes	(3,323,744)
Operating lease liabilities	(770,727)	(496,835)
Net cash used in operating activities	(92,911,313)	(32,285,957)
Investing activities
Purchase of property and equipment	(14,572,933)	(8,544,398)
Purchase of intangible assets	(2,915,085)	(494,769)
Purchase of marketable securities	(1,135,200)	(1,100,000)
Sale of marketable securities	1,100,000
Cash acquired in connection with Callin acquisition	1,000,989
Acquisition of North River, net of cash acquired	(7,249,085)
Net cash used in investing activities	(23,771,314)	(10,139,167)
Financing activities
Taxes paid from net share settlement for share-based compensation	(2,107,516)
Proceeds from other liabilities		250,000
Proceeds from Qualifying Transaction		399,807,596
Repurchase of Class C Common Stock		(11,000,000)
Repayment of Sponsor loan in connection with Qualifying Transaction		(2,173,353)
Share issuance costs	(40,478)	(54,091,750)
Net cash (used in) provided by financing activities	(2,147,994)	332,792,493
Effect of exchange rate changes on cash and cash equivalents		(45,465)
(Decrease) increase in cash and cash equivalents during the period	(118,830,621)	290,321,904
Cash and cash equivalents, beginning of period	337,169,279	46,847,375
Cash and cash equivalents, end of period	218,338,658	337,169,279
Supplemental cash flow information:
Cash paid for income taxes	31,974	5,180
Cash paid for interest	4,212	54
Cash paid for lease liabilities	770,727	841,756
Non-cash investing and financing activities:
Property and equipment in accounts payable and accrued liabilities	123,946	621,045
Settlement of loan receivable in exchange for Class A Common Stock	391,235
Non-cash consideration related to the acquisition of Callin (Note 3)	18,226,572
Recognition of operating right-of-use assets in exchange for operating lease liabilities	$ 1,906,248	$ 228,886